SCHEDULE II SCHEDULE II - BALANCE SHEET Parenthetical (Details) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Condensed Financial Statements, Captions [Line Items]
Fixed maturities, available for sale, amortized cost	$ 18,408.1	$ 21,891.8
Equity securities cost	$ 400.5	$ 206.7
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	8,000,000,000	8,000,000,000
Common stock, shares issued (in shares)	203,324,458	220,323,823
Common stock, shares outstanding (in shares)	203,324,458	220,323,823